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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-08786


                   Pioneer Fund VCT Portfolio Class II Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

[PIONEER INVESTMENTS(R) LOGO]


PIONEER VARIABLE CONTRACTS TRUST

PIONEER FUND VCT PORTFOLIO -- CLASS II SHARES


SEMIANNUAL
REPORT

JUNE 30, 2003

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Fund VCT Portfolio

  Portfolio and Performance Update                                2

  Portfolio Management Discussion                                 3

  Schedule of Investments                                         4

  Financial Statements                                            8

  Notes to Financial Statements                                  12

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 6/30/03

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

U.S. Common Stocks                              91.5%
Depositary Receipts for International Stocks     3.6%
Temporary Cash Investments                       3.5%
International Common Stocks                      1.4%

[CHART]

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

Financials                                      16.7%
Information Technology                          15.6%
Industrials                                     14.6%
Consumer Discretionary                          12.4%
Health Care                                     11.0%
Consumer Staples                                10.4%
Energy                                           7.6%
Materials                                        6.0%
Telecommunication Services                       3.8%
Utilities                                        1.9%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

  1. ChevronTexaco Corp.                        2.91%
  2. IBM Corp.                                  2.38
  3. SBC Communications, Inc.                   2.04
  4. Exxon Mobil Corp.                          1.93
  5. Target Corp.                               1.86

Holdings will vary for other periods. This list excludes money market instruments.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                         6/30/03        12/31/02
Net Asset Value per Share                $ 16.25        $  15.25

DISTRIBUTIONS PER SHARE                         SHORT-TERM      LONG-TERM
(1/1/03 - 6/30/03)               DIVIDENDS      CAPITAL GAINS   CAPITAL GAINS
                                 $   0.070       $     -          $     -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the change in value of an investment made in PIONEER FUND VCT PORTFOLIO at net asset value, compared to that of the Standard & Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

                      PIONEER FUND
                      VCT PORTFOLIO*  S&P 500 INDEX
10/31/97                $  10,000       $  10,000
                        $  10,545       $  10,643
                        $  13,257       $  13,686
6/31/99                 $  15,312       $  16,565
                        $  15,561       $  15,060
6/31/01                 $  13,836       $  13,275
                        $  11,173       $  10,342
6/30/03                 $  11,959       $  11,552

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

     Past performance does not guarantee future results. Returns and principal values fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

[SIDENOTE]

AVERAGE ANNUAL
TOTAL RETURNS+
(As of June 30, 2003)

NET ASSET VALUE*
Life-of-Class                    3.21%
5 Years                          0.02%
1 Year                          -5.14%

All total returns shown assume reinvestment of distributions at net asset value.

+ The performance of Class II shares for the period prior to the commencement of operations of Class II shares on May 1, 2000 is based on the performance of Class I shares, reduced to reflect the higher distribution fees of Class I shares.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 6/30/03

In the following discussion, John Carey, portfolio manager of Pioneer Fund VCT Portfolio, comments on the performance of the Portfolio, as well as the economy over the past six months.

Q: PLEASE COMMENT ON THE STOCK MARKET DURING THE FIRST SIX MONTHS OF 2003 AND
   THE PERFORMANCE OF PIONEER FUND VCT PORTFOLIO.

A: The first half of 2003 saw a marked change in the direction of stock prices in the United States. After beginning the year in a state of great uncertainty, the market turned sharply upward in the middle of March. The immediate catalyst for the improvement seemed to be the apparent military success of the U.S. and British led coalition in Iraq. For several months prior to the war in Iraq, investors had been nervous about the prospect of war and unsure of its economic consequences. Relieved of that anxiety and also heartened by continued low interest rates, new Federal tax cuts and improved corporate earnings, investors flocked back to the stock market in the second quarter. Prices rose briskly from the depressed levels of earlier in the year. At the margins there was intense speculative activity in many "deep value" and "turn-around" stocks, even in some with, in our view, quite dubious prospects. A burst of merger-and-acquisition transactions also captivated investors.

   For the six months ended June 20, 2003, the S&P 500 rose by 11.76%. The performance came principally in the second quarter, when the S&P 500 went up 15.39%. By comparison, Class II shares of Pioneer Fund VCT Portfolio rose, on a fully reinvested basis at net asset value, by 7.04% in the six months and 13.64% in the second quarter.

Q: CAN YOU PROVIDE FURTHER DETAIL ON SECTOR PERFORMANCE FOR THE MARKET AND THE
   PORTFOLIO AND ON THE PERFORMANCE OF PARTICULAR STOCKS IN THE PORTFOLIO THAT HELPED OR HURT RESULTS?

A: The sectors with the greatest absolute performance during the period for both the Portfolio and the S&P 500 were financials and information technology. In those sectors the Portfolio posted weighted returns equal to or better than the S&P. While our stock selections in some cases differed from the stocks important in the Index, we managed to do quite well, especially in the financial sector. Our positions in T. Rowe Price and National City made significant contributions, and we also benefited by not owning the troubled Freddie Mac. In technology, Synopsys was a stand out for us.

   Looking across the other sectors, our areas of weakness included most notably consumer discretionary, health care and industrials. In each case, it was our choice of stocks rather than the amount of our investment in the sector that caused the problems. Sony and Eastman Kodak hurt us in consumer discretionary; owning the struggling Schering-Plough while not owning the strong performer Amgen hampered results in health care; and, in industrials, despite the exceptional performance of our holding in PACCAR, the poor return of General Dynamics and the fact that we were only lightly represented in the very strong General Electric held us back.

Q: WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO DURING THE SIX MONTHS?

A: Positioning the Portfolio for the improvement in many areas of technology spending, we added six names in that sector: Electronic Data Systems, Electronic Arts, SunGuard Data Systems, Symantec, Cisco Systems and Qualcomm.

   We sold 3M at what we regarded as a full price. In a cash acquisition offer, we also sold profitably our long-held position in American Water Works. After extended disappointment with results, we sold Schlumberger, Sony, CVS, Ford Motor and General Motors. Loss of confidence in management led to our decisions to part company with DPL and Bristol-Myers Squibb. Judging that there were more attractive alternatives elsewhere, we also sold our positions in British Petroleum and Mellon Financial.

Q: WHAT IS YOUR OUTLOOK FOR THE REST OF THE YEAR?

A: We are optimistic for the rest of the year, though we have several concerns.
   The high prices of oil and natural gas may become a drag on corporate profitability as the year progresses. We are also watching the bond market closely and are wondering about the effects of rising longer-term interest rates on housing, banks and mortgage-finance companies, and insurance companies with large bond portfolios. Finally, we expect the dollar to stabilize and perhaps even strengthen somewhat against the euro and British pound and so do not think that the boost to U.S. corporate earnings resulting from the weak dollar will persist.

   The key to further market advances will be corporate earnings. Improvements in earnings, calendar year to date, have been fueled importantly by cost cutting, the weak dollar, the mortgage-refinancing boom and the very low interest rates. Going forward, companies must achieve real unit sales growth and also get some pricing in order to power additional growth in earnings. Will it happen? Six months from now we shall know. We do think that there is a reasonably good chance of the needed earnings growth, based on our conversations with company managements about the improving tone of their businesses. We are going to "place our bets" on that outcome, which we think is also likely assuming a normal rotation of the business cycle. Thank you for your continued support.

THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

[SIDENOTE]

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 6/30/03 (UNAUDITED)

      SHARES                                                                            VALUE
               COMMON STOCKS - 96.5%
               ENERGY - 7.3%
               INTEGRATED OIL & GAS - 6.4%
      73,500   ChevronTexaco Corp.                                            $     5,306,700
      20,290   ConocoPhillips                                                       1,111,892
      98,000   Exxon Mobil Corp.                                                    3,519,180
      28,800   Royal Dutch Petroleum Co.*                                           1,342,656
      21,800   Shell Transport & Trading Co. (A.D.R.)                                 868,730
                                                                              ---------------
                                                                              $    12,149,158
                                                                              ---------------

               OIL & GAS DRILLING - 0.9%
      34,500   Smith International, Inc.*                                     $     1,267,530
      21,100   Transocean Offshore, Inc.*                                             463,567
                                                                              ---------------
                                                                              $     1,731,097
                                                                              ---------------
               TOTAL ENERGY                                                   $    13,880,255
                                                                              ---------------

               MATERIALS - 5.8%
               ALUMINUM - 0.8%
      54,900   Alcoa, Inc.                                                    $     1,399,950
                                                                              ---------------

               COMMODITY CHEMICALS - 1.3%
      19,000   Air Products & Chemicals, Inc.                                 $       790,400
       9,900   Dow Chemical Co.                                                       306,504
      31,800   E.I. du Pont de Nemours and Co.                                      1,324,152
                                                                              ---------------
                                                                              $     2,421,056
                                                                              ---------------

               DIVERSIFIED CHEMICALS - 0.4%
      15,200   PPG Industries, Inc.                                           $       771,248
                                                                              ---------------

               DIVERSIFIED METALS & MINING - 1.9%
      28,900   Phelps Dodge Corp.*                                            $     1,108,026
     134,800   Rio Tinto Plc                                                        2,546,810
                                                                              ---------------
                                                                              $     3,654,836
                                                                              ---------------

               PAPER PRODUCTS - 0.7%
      55,100   Meadwestvaco Corp.                                             $     1,360,970
                                                                              ---------------

               PRECIOUS METALS & MINERALS - 0.7%
      41,900   Newmont Mining Corp.                                           $     1,360,074
                                                                              ---------------
               TOTAL MATERIALS                                                $    10,968,134
                                                                              ---------------

               CAPITAL GOODS - 7.1%
               AEROSPACE & DEFENSE - 2.3%
      19,600   Boeing Co.                                                     $       672,672
      32,000   General Dynamics Corp.                                               2,320,000
      28,400   Lockheed Martin Corp.                                                1,350,988
                                                                              ---------------
                                                                              $     4,343,660
                                                                              ---------------

               ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
      15,200   Emerson Electric Co.                                           $       776,720
      11,400   General Electric Co.                                                   326,952
                                                                              ---------------
                                                                              $     1,103,672
                                                                              ---------------

               INDUSTRIAL CONGLOMERATES - 2.4%
      17,000   Illinois Tool Works, Inc.                                      $     1,119,450
      18,700   Johnson Controls, Inc.                                               1,600,720
      25,800   United Technologies Corp.                                            1,827,414
                                                                              ---------------
                                                                              $     4,547,584
                                                                              ---------------

               INDUSTRIAL MACHINERY - 1.8%
      27,700   Caterpillar, Inc.                                              $     1,541,782
      41,300   Deere & Co.                                                          1,887,410
                                                                              ---------------
                                                                              $     3,429,192
                                                                              ---------------
               TOTAL CAPITAL GOODS                                            $    13,424,108
                                                                              ---------------

               COMMERCIAL SERVICES & SUPPLIES - 1.6%
               EMPLOYMENT SERVICES - 0.7%
      68,600   Robert Half International, Inc.*                               $     1,299,284
                                                                              ---------------

               OFFICE SERVICES & SUPPLIES - 0.9%
      38,700   Canon, Inc. (A.D.R.)*                                          $     1,766,655
                                                                              ---------------
               TOTAL COMMERCIAL SERVICES & SUPPLIES                           $     3,065,939
                                                                              ---------------

               TRANSPORTATION - 3.6%
               AIRLINES - 1.0%
     113,200   Southwest Airlines Co.                                         $     1,947,040
                                                                              ---------------

               RAILROADS - 2.1%
      33,100   Burlington Northern, Inc.                                      $       941,364
     120,200   Norfolk Southern Corp.                                               2,307,840
      13,100   Union Pacific Corp.                                                    760,062
                                                                              ---------------
                                                                              $     4,009,266
                                                                              ---------------

               TRUCKING - 0.5%
      13,900   United Parcel Service                                          $       885,430
                                                                              ---------------
               TOTAL TRANSPORTATION                                           $     6,841,736
                                                                              ---------------

               AUTOMOBILES & COMPONENTS - 0.9%
               AUTOMOBILE MANUFACTURERS - 0.9%
      25,550   PACCAR, Inc.                                                   $     1,722,581
                                                                              ---------------
               TOTAL AUTOMOBILES & COMPONENTS                                 $     1,722,581
                                                                              ---------------

               CONSUMER DURABLES & APPAREL - 0.6%
               PHOTOGRAPHIC PRODUCTS - 0.6%
      40,900   Eastman Kodak Co.                                              $     1,118,615
                                                                              ---------------
               TOTAL CONSUMER DURABLES & APPAREL                              $     1,118,615
                                                                              ---------------

               MEDIA - 6.0%
               ADVERTISING - 1.1%
      29,200   Omnicom Group                                                  $     2,093,640
                                                                              ---------------

               PUBLISHING - 4.9%
      14,500   Dow Jones & Co., Inc.                                          $       623,935
       7,800   Elsevier NV                                                             92,158
      33,200   Gannett Co.                                                          2,550,092
     106,300   John Wiley & Sons, Inc.                                              2,785,060
      52,100   McGraw-Hill Co., Inc.                                                3,230,200
                                                                              ---------------
                                                                              $     9,281,445
                                                                              ---------------
               TOTAL MEDIA                                                    $    11,375,085
                                                                              ---------------

   The accompanying notes are an integral part of these financial statements.

      SHARES                                                                            VALUE
               RETAILING - 3.6%
               DEPARTMENT STORES - 0.4%
      31,400   May Department Stores Co.                                      $       698,964
                                                                              ---------------

               GENERAL MERCHANDISE STORES - 2.3%
      23,900   Family Dollar Stores, Inc.                                     $       911,785
      89,900   Target Corp.                                                         3,401,816
                                                                              ---------------
                                                                              $     4,313,601
                                                                              ---------------

               HOME IMPROVEMENT RETAIL - 0.7%
      32,500   Lowe's Companies, Inc.                                         $     1,395,875
                                                                              ---------------

               SPECIALTY STORES - 0.2%
      13,400   Barnes & Noble, Inc.*                                          $       308,870
                                                                              ---------------
               TOTAL RETAILING                                                $     6,717,310
                                                                              ---------------

               FOOD & DRUG RETAILING - 3.3%
               DRUG RETAIL - 1.5%
      92,600   Walgreen Co.                                                   $     2,787,260
                                                                              ---------------

               FOOD DISTRIBUTORS - 0.9%
      56,100   Sysco Corp.                                                    $     1,685,244
                                                                              ---------------

               HYPERMARKETS & SUPERCENTERS - 0.9%
      32,800   Wal-Mart Stores, Inc.                                          $     1,760,376
                                                                              ---------------
               TOTAL FOOD & DRUG RETAILING                                    $     6,232,880
                                                                              ---------------

               FOOD, BEVERAGE & TOBACCO - 5.0%
               PACKAGED FOODS & MEATS - 4.0%
      57,700   Campbell Soup Co.                                              $     1,413,650
      18,553   Del Monte Foods Co.*                                                   164,009
      30,100   General Mills, Inc.                                                  1,427,041
      48,800   H.J. Heinz Co., Inc.                                                 1,609,424
      18,500   Hershey Foods Corp.                                                  1,288,710
      83,100   Sara Lee Corp.                                                       1,563,111
                                                                              ---------------
                                                                              $     7,465,945
                                                                              ---------------

               SOFT DRINKS - 1.0%
      43,600   PepsiCo, Inc.                                                  $     1,940,200
                                                                              ---------------
               TOTAL FOOD, BEVERAGE & TOBACCO                                 $     9,406,145
                                                                              ---------------

               HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
               HOUSEHOLD PRODUCTS - 2.7%
      44,000   Colgate-Palmolive Co.                                          $     2,549,800
      29,100   Procter & Gamble Co.                                                 2,595,138
                                                                              ---------------
               TOTAL HOUSEHOLD & PERSONAL PRODUCTS                            $     5,144,938
                                                                              ---------------

               HEALTH CARE EQUIPMENT & SUPPLIES - 4.2%
               HEALTH CARE DISTRIBUTORS - 2.6%
      39,400   Abbott Laboratories                                            $     1,724,144
      62,100   Johnson & Johnson Co.                                                3,210,570
                                                                              ---------------
                                                                              $     4,934,714
                                                                              ---------------

               HEALTH CARE EQUIPMENT - 1.0%
      48,200   Becton, Dickinson & Co.                                        $     1,872,570
                                                                              ---------------

               MANAGED HEALTH CARE - 0.6%
      11,600   United Healthcare Group, Inc.                                  $       582,900
       6,200   Wellpoint Health Networks Inc.*                                        522,660
                                                                              ---------------
                                                                              $     1,105,560
                                                                              ---------------
               TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                         $     7,912,844
                                                                              ---------------

               PHARMACEUTICALS & BIOTECHNOLOGY - 6.4%
               PHARMACEUTICALS - 6.4%
      29,400   Eli Lilly & Co.                                                $     2,027,718
      45,500   Merck & Co., Inc.                                                    2,755,025
      37,600   Novartis AG (A.D.R.)                                                 1,496,856
      51,100   Pfizer, Inc.                                                         1,745,065
      12,500   Roche Holdings AG (A.D.R.)*                                            965,234
     162,800   Schering-Plough Corp.                                                3,028,080
                                                                              ---------------
               TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                          $    12,017,978
                                                                              ---------------

               BANKS - 5.9%
               DIVERSIFIED BANKS - 1.4%
      13,900   Bank of America Corp.                                          $     1,098,517
      30,300   Wells Fargo & Co.                                                    1,527,120
                                                                              ---------------
                                                                              $     2,625,637
                                                                              ---------------

               REGIONAL BANKS - 3.8%
      23,300   First Tennessee National Corp.                                 $     1,023,103
      12,800   Huntington Bancshares, Inc.                                            249,856
      93,700   National City Corp.                                                  3,064,927
      34,900   SunTrust Banks, Inc.                                                 2,070,966
      15,900   Zions Bancorporation                                                   804,699
                                                                              ---------------
                                                                              $     7,213,551
                                                                              ---------------

               THRIFTS & MORTGAGE FINANCE - 0.7%
      32,600   Washington Mutual, Inc.                                        $     1,346,380
                                                                              ---------------
               TOTAL BANKS                                                    $    11,185,568
                                                                              ---------------

               DIVERSIFIED FINANCIALS - 6.1%
               ASSET MANAGEMENT & CUSTODY BANKS - 4.0%
      77,600   The Bank of New York Co., Inc.                                 $     2,231,000
      30,400   Federated Investors, Inc.                                              833,568
      51,200   State Street Corp.                                                   2,017,280
      67,200   T. Rowe Price Associates, Inc.                                       2,536,800
                                                                              ---------------
                                                                              $     7,618,648
                                                                              ---------------

               CONSUMER FINANCE - 0.7%
      31,400   American Express Co.                                           $     1,312,834
                                                                              ---------------

               INVESTMENT BANKING & BROKERAGE - 1.4%
      40,700   Merrill Lynch & Co., Inc.                                      $     1,899,876
      16,400   Morgan Stanley, Dean Witter & Co.                                      701,100
                                                                              ---------------
                                                                              $     2,600,976
                                                                              ---------------
               TOTAL DIVERSIFIED FINANCIALS                                   $    11,532,458
                                                                              ---------------

   The accompanying notes are an integral part of these financial statements.

      SHARES                                                                            VALUE
               INSURANCE - 4.1%
               INSURANCE BROKERS - 1.2%
      45,400   Marsh & McLennan Co., Inc.                                     $     2,318,578
                                                                              ---------------

               MULTI-LINE INSURANCE - 0.9%
      30,600   American International Group, Inc.                             $     1,688,508
                                                                              ---------------

               PROPERTY & CASUALTY INSURANCE - 2.0%
      37,900   Chubb Corp.                                                    $     2,274,000
      22,700   Safeco Corp.                                                           800,856
      18,900   St. Paul Companies, Inc.                                               690,039
                                                                              ---------------
                                                                              $     3,764,895
                                                                              ---------------
               TOTAL INSURANCE                                                $     7,771,981
                                                                              ---------------

               SOFTWARE & SERVICES - 6.3%
               APPLICATION SOFTWARE - 3.5%
      29,500   Adobe Systems, Inc.                                            $       946,065
      33,200   BMC Software, Inc.*                                                    542,156
      98,300   Microsoft Corp.                                                      2,517,463
      10,700   Symantec Corp.*                                                        469,302
      34,100   Synopsys, Inc.*                                                      2,109,085
                                                                              ---------------
                                                                              $     6,584,071
                                                                              ---------------

               DATA PROCESSING & OUTSOURCED SERVICES - 2.7%
      32,300   Automatic Data Processing, Inc.                                $     1,093,678
      36,000   Computer Sciences Corp.*                                             1,372,320
      17,900   DST Systems, Inc.*                                                     680,200
      35,100   Electronic Data Systems Corp.                                          752,895
      20,950   Fiserv, Inc.*                                                          746,030
      14,600   SunGard Data Systems, Inc.*                                            378,286
                                                                              ---------------
                                                                              $     5,023,409
                                                                              ---------------

               HOME ENTERTAINMENT SOFTWARE - 0.1%
       3,600   Electronic Arts, Inc.*                                         $       266,364
                                                                              ---------------
               TOTAL SOFTWARE & SERVICES                                      $    11,873,844
                                                                              ---------------

               TECHNOLOGY HARDWARE & DEVLOPMENT - 6.4%
               COMMUNICATIONS EQUIPMENT - 2.4%
      36,200   Cisco Systems, Inc.*                                           $       600,558
     162,400   Motorola, Inc.                                                       1,531,432
     105,500   Nokia Corp. (A.D.R.)                                                 1,733,365
      17,600   Qualcomm, Inc.                                                         629,200
                                                                              ---------------
                                                                              $     4,494,555
                                                                              ---------------

               COMPUTER HARDWARE - 3.8%
      50,100   Dell Computer Corp.*                                           $     1,601,196
      18,800   Diebold, Inc.                                                          813,100
      52,700   IBM Corp.*                                                           4,347,750
     107,200   Sun Microsystems, Inc.*                                                493,120
                                                                              ---------------
                                                                              $     7,255,166
                                                                              ---------------

               ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
      24,800   Veeco Instruments, Inc.*                                       $       422,344
                                                                              ---------------
               TOTAL TECHNOLOGY HARDWARE & DEVELOPMENT                        $    12,172,065
                                                                              ---------------

               SEMICONDUCTORS - 4.1%
               SEMICONDUCTOR EQUIPMENT - 1.5%
      98,700   Applied Materials, Inc.*                                       $     1,565,382
      31,500   Novellus Systems, Inc.*                                              1,153,562
                                                                              ---------------
                                                                              $     2,718,944
                                                                              ---------------

               SEMICONDUCTORS - 2.6%
      58,500   Altera Corp.*                                                  $       959,400
     104,000   Intel Corp.                                                          2,161,535
     105,800   Texas Instruments, Inc.                                              1,862,080
                                                                              ---------------
                                                                              $     4,983,015
                                                                              ---------------
               TOTAL SEMICONDUCTORS                                           $     7,701,959
                                                                              ---------------

               TELECOMMUNICATION SERVICES - 3.7%
               INTEGRATED TELECOMMUNICATION SERVICES - 3.7%
      15,500   Alltel Corp.                                                   $       747,410
      96,000   BellSouth Corp.                                                      2,556,480
     145,300   SBC Communications, Inc.                                             3,712,415
                                                                              ---------------
               TOTAL TELECOMMUNICATION SERVICES                               $     7,016,305
                                                                              ---------------

               UTILITIES - 1.8%
               ELECTRIC UTILITIES - 1.1%
      22,100   American Electric Power Co., Inc.                              $       659,243
      16,000   Consolidated Edison, Inc.                                              692,480
      22,400   Southern Co.                                                           697,984
                                                                              ---------------
                                                                              $     2,049,707
                                                                              ---------------

               GAS UTILITIES - 0.7%
      18,500   KeySpan Energy Corp.                                           $       655,825
      25,500   Vectren Corp.                                                          638,774
                                                                              ---------------
                                                                              $     1,294,599
                                                                              ---------------
               TOTAL UTILITIES                                                $     3,344,306
                                                                              ---------------
               TOTAL COMMON STOCKS
                 (Cost $191,811,311)                                          $   182,427,034
                                                                              ===============

   The accompanying notes are an integral part of these financial statements.

   PRINCIPAL
      AMOUNT                                                                            VALUE
               TEMPORARY CASH INVESTMENTS - 3.5%
               REPURCHASE AGREEMENT - 2.9%
$  5,500,000   Bear Stearns & Co., Inc.,
                 1.08%, dated 6/30/03, repurchase
                 price of $5,500,000 plus accrued
                 interest on 7/1/03 collateralized by
                 $5,455,000 U.S. Treasury Bonds,
                 3.625%, 3/31/04                                              $     5,500,000
                                                                              ---------------

               SECURITY LENDING COLLATERAL - 0.6%
   1,199,885   Securities Lending Investment Fund, 1.21%                      $     1,199,885
                                                                              ---------------
               TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $6,699,885)                                            $     6,699,885
                                                                              ---------------
               TOTAL INVESTMENT IN SECURITIES - 100.0%
                 (Cost $198,511,196)                                          $   189,126,919
                                                                              ===============

* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                                                             SIX MONTHS
                                                                                ENDED                                    5/1/00
                                                                               6/30/03     YEAR ENDED    YEAR ENDED        TO
CLASS II                                                                     (UNAUDITED)    12/31/02      12/31/01      12/31/00
Net asset value, beginning of period                                         $    15.25    $    19.05    $    22.65    $    23.28
                                                                             ----------    ----------    ----------    ----------
Increase (decrease) from investment operations:
   Net investment gain (loss)                                                $     0.07    $     0.13    $     0.14    $     0.12
   Net realized and unrealized gain (loss) on investments                          1.00         (3.78)        (2.59)        (0.45)
                                                                             ----------    ----------    ----------    ----------
   Net increase (decrease) from investment operations                        $     1.07    $    (3.66)   $    (2.45)   $    (0.33)
Distributions to shareowners:
   Net investment income                                                          (0.07)        (0.14)        (0.13)        (0.17)
   Net realized gain                                                                  -             -         (1.02)        (0.13)
                                                                             ----------    ----------    ----------    ----------
Net increase (decrease) in net asset value                                   $     1.00    $    (3.80)   $    (3.60)   $    (0.63)
                                                                             ----------    ----------    ----------    ----------
Net asset value, end of period                                               $    16.25    $    15.25    $    19.05    $    22.65
                                                                             ==========    ==========    ==========    ==========
Total return*                                                                      7.04%       (19.25)%      (11.09)%       (1.61)%
Ratio of net expenses to average net assets+                                       1.06%**       1.06%         1.04%         0.93%**
Ratio of net investment income to average net assets+                              0.99%**       0.84%         0.49%         0.47%**
Portfolio turnover rate                                                              14%**         11%            7%           19%**
Net assets, end of period (in thousands)                                     $   49,257    $   36,218    $   12,674    $    2,894
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                                    1.06%**       1.06%         1.04%         0.93%**
   Net investment income                                                           0.99%**       0.84%         0.49%         0.47%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
   Net expenses                                                                    1.06%**       1.06%         1.04%         0.93%**
   Net investment income                                                           0.99%**       0.84%         0.49%         0.47%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEETS 6/30/03 (UNAUDITED)

ASSETS:
  Investment in securities, at value (including securities loaned of
    $1,172,397) (cost $198,511,196)                                          $   189,126,919
  Cash                                                                                52,168
  Cash held as collateral for futures contracts                                            -
  Foreign currencies, at value                                                             -
  Receivables -
    Investment securities sold                                                             -
    Fund shares sold                                                                 296,685
    Variation margin                                                                       -
    Dividends, interest and foreign taxes withheld                                   214,001
    Forward foreign currency settlement contracts, net                                     -
    Forward foreign currency portfolio hedge contracts, open-net                           -
  Due from Pioneer Investment Management, Inc.                                             -
  Other                                                                                  548
                                                                             ---------------
      Total assets                                                           $   189,690,321
                                                                             ---------------
LIABILITIES:
    Payables -
    Investment securities purchased                                          $             -
    Fund shares repurchased                                                           72,937
    Dividends                                                                              -
    Upon return for securities loaned                                              1,199,885
    Variation margin                                                                       -
    Forward foreign currency settlement contracts, net                                     -
    Forward foreign currency portfolio hedge contracts,                                    -
  Due to bank                                                                              -
  Due to affiliates                                                                  134,053
  Accrued expenses                                                                    56,712
  Other -                                                                              2,156
                                                                             ---------------
      Total liabilities                                                      $     1,465,743
                                                                             ---------------
NET ASSETS:
  Paid-in capital                                                            $   230,257,508
  Accumulated net investment income (loss)                                            76,286
  Accumulated undistributed net realized gain (loss)                             (32,724,939)
  Net unrealized gain (loss) on:
    Investments                                                                   (9,384,277)
    Futures contracts                                                                      -
    Forward foreign currency contracts and other assets and liabilities
      denominated in foreign currencies                                                    -
                                                                             ---------------
    Total net assets                                                         $   188,224,578
                                                                             ---------------
NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
  Net assets                                                                 $   138,967,353
  Shares outstanding                                                               8,533,545
                                                                             ---------------
  Net asset value per share                                                  $         16.28
  CLASS II:
  (Unlimited number of shares authorized)
  Net assets                                                                 $    49,257,225
    Shares outstanding                                                             3,030,826
                                                                             ---------------
    Net asset value per share                                                $         16.25

   The accompanying notes are an integral part of these financial statements.

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                               SIX MONTHS
                                                                                 ENDED
                                                                                6/30/03
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $25,486)                       $     1,738,249
  Interest (net of foreign taxes withheld of $0)                                      45,195
  Income on securities loaned, net                                                     2,208
  Other                                                                                2,341
                                                                             ---------------
     Total investment income                                                 $     1,787,993
                                                                             ---------------

EXPENSES:
  Management fees                                                            $       563,542
  Transfer agent fees                                                                  1,902
  Distribution fees (Class II)                                                        49,648
  Administrative fees                                                                 43,872
  Custodian fees                                                                      19,008
  Professional fees                                                                   12,604
  Printing                                                                            52,235
  Fees and expenses of nonaffiliated trustees                                          1,597
  Miscellaneous                                                                        6,740
                                                                             ---------------
    Total expenses                                                           $       751,148
    Less management fees waived and expenses assumed by Pioneer
      Investment Management, Inc.                                                          -
    Less fees paid indirectly                                                              -
                                                                             ---------------
    Net expenses                                                             $       751,148
                                                                             ---------------
      Net investment income (loss)                                           $     1,036,845
                                                                             ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                               $    (7,122,124)
   Futures contracts                                                                       -
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                                  (870)
                                                                             ---------------
                                                                             $    (7,122,994)
                                                                             ---------------
  Change in net unrealized gain or loss from:
   Investments                                                               $    18,438,612
   Futures contracts                                                                       -
   Forward foreign currency contracts and other assets and liabilities
    denominated in foreign currencies                                                      -
                                                                             ---------------
                                                                             $    18,438,612
                                                                             ---------------
  Net gain (loss) on investments, futures contracts and foreign
    currency transactions                                                    $    11,315,618
                                                                             ===============
  Net increase (decrease) in net assets resulting from operations            $    12,352,463
                                                                             ===============

   The accompanying notes are an integral part of these financial statements.

PIONEER FUND VCT PORTFOLIO                      PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                  ENDED             YEAR
                                                                                 6/30/03            ENDED
                                                                               (UNAUDITED)        12/31/02
FROM OPERATIONS:
Net investment income (loss)                                                 $     1,036,845   $     2,080,084
Net realized gain (loss) on investments                                           (7,122,994)      (18,575,951)
Change in net unrealized gain or loss on investments, futures contracts
   and foreign currency transactions                                              18,438,612       (27,945,273)
                                                                             ---------------   ---------------
     Net increase (decrease) in net assets resulting from operations         $    12,352,463   $   (44,441,140)
                                                                             ---------------   ---------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                                                   $      (776,256)  $    (1,805,575)
   Class II                                                                         (195,191)         (263,066)
Net realized gain
   Class I                                                                                 -                 -
   Class II                                                                                -                 -
Tax return of capital
   Class I                                                                                 -                 -
   Class II                                                                                -                 -
                                                                             ---------------   ---------------
     Total distributions to shareowners                                      $      (971,447)  $    (2,068,641)
                                                                             ---------------   ---------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                             $    21,145,375   $    54,299,089
Reinvestment of distributions                                                        971,450         2,068,642
Cost of shares repurchased                                                       (23,383,484)      (43,581,678)
                                                                             ---------------   ---------------
     Net increase (decrease) in net assets resulting from fund share
       transactions                                                          $    (1,266,659)  $    12,786,053
                                                                             ---------------   ---------------
     Net increase (decrease) in net assets                                   $    10,114,357   $    33,723,728
                                                                             ---------------   ---------------

NET ASSETS:
Beginning of period                                                          $   178,110,221   $   211,833,949
                                                                             ---------------   ---------------
End of period                                                                $   188,224,578   $   178,110,221
                                                                             ===============   ===============
Accumulated undistributed/(distributions in excess of) net investment
  income (loss)                                                              $        76,286   $        10,888
                                                                             ===============   ===============

   The accompanying notes are an integral part of these financial statements.

PIONEER FUND VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 6/30/03 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

PORTFOLIOS:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II only)

Portfolio shares may be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of Fund Portfolio is to seek capital appreciation.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION
   Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FUTURES CONTRACTS
   The Portfolios may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolios. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2003, Fund Portfolio had no open contracts.

C. TAXES
   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2002, Fund VCT Portfolio had a capital loss carryforward of $20,927,218, which will expire between 2009 and 2010 if not utilized.

   The Portfolio elected to defer $4,582,695 in capital losses recognized between November 1, 2002 and December 31, 2002 to its fiscal year ending December 31, 2003.

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2002 and the distributions paid during the year ended December 31, 2002 on a tax basis as of December 31, 2002. The tax character of current year distributions will be determined at the end of the current fiscal year. These amounts do not include the capital loss carryforward detailed above.

                                                  PIONEER
                                                    FUND
                                               VCT PORTFOLIO
                                                    2002
------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                               $    2,068,641
Long- Term capital gain                                    -
                                              --------------
                                              $    2,068,641
Return of Capital                                          -
                                              --------------
  Total distributions                         $    2,068,641
                                              --------------
DISTRIBUTABLE EARNINGS
  (ACCUMULATED LOSSES):
Undistributed ordinary income                 $       10,888
Undistributed long-term gain                               -
Unrealized appreciation/(depreciation)           (27,914,921)
                                              --------------
  Total                                       $  (27,904,033)
                                              ==============


   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

D. PORTFOLIO SHARES
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $30,371 in commissions on the sale of portfolio shares for the six months ended June 30, 2003. Dividends and distributions to shareowners are recorded on the ex-dividend date.

E. SECURITY LENDING
   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian. As of June 30, 2003, the Portfolio loaned securities having a fair value of $1,172,397 and received collateral of $1,199,885.

F. REPURCHASE AGREEMENTS
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 0.65% of the Portfolios' average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2003, $122,320 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $929 in transfer agent fees payable to PIMSS at June 30, 2003.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $10,804 payable to PFD at June 30, 2003.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2003, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2003, were $13,158,575 and $11,786,732, respectively.

                                                                                                                 NET
                                                                GROSS                   GROSS                APPRECIATION/
                                      TAX COST               APPRECIATION            DEPRECIATION           (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Fund Portfolio                      $ 198,603,228           $   17,275,820          $  (26,752,129)         $   (9,476,309)

7. CAPITAL SHARES

At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

FUND PORTFOLIO                         '03 SHARES               '03 AMOUNT              '01 SHARES              '02 AMOUNT
--------------------------------------------------------------------------------------------------------------------------
CLASS I:
Shares sold                               273,475           $    4,223,151                 724,147          $   12,875,126
Reinvestment of distributions              49,898                  776,259                 108,860               1,805,576
Shares repurchased                     (1,073,509)             (16,133,536)             (1,989,049)            (32,131,119)
                                       -----------------------------------------------------------------------------------
   Net increase                          (750,136)          $  (11,134,126)             (1,156,042)         $  (17,450,417)
                                       ===================================================================================
CLASS II:
Shares sold                             1,109,407           $   16,922,224               2,408,611          $   41,423,963
Reinvestment of distributions              12,487                  195,191                  16,342                 263,066
Shares repurchased                       (465,505)              (7,249,948)               (715,895)            (11,450,559)
                                       -----------------------------------------------------------------------------------
   Net increase                           656,389           $    9,867,467               1,709,058          $   30,236,470
                                       ===================================================================================

                            THIS PAGE FOR YOUR NOTES

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
OSBERT M. HOOD, EXECUTIVE VICE PRESIDENT*
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
MARGARET B.W. GRAHAM
OSBERT M. HOOD*
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

LEGAL COUNSEL
HALE AND DORR LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.

*MR. HOOD WAS ELECTED TRUSTEE AND EXECUTIVE VICE PRESIDENT ON JUNE 3, 2003. DANIEL T. GERACI RESIGNED AS TRUSTEE AND EXECUTIVE VICE PRESIDENT OF THE FUND ON APRIL 30, 2003.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


                                                                   13918-00-0803

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund VCT Portfolio Class II Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.